Operating Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Operating Lease, Lease Income [Abstract]
OPERATING LEASES

NOTE 15—OPERATING LEASES

On March 3, 2017, Neese entered into an agreement of lease with K&A Holdings, LLC, a limited liability company that is wholly owned by officers of Neese. The agreement of lease is for a term of ten (10) years and provides for a base rent of $8,333 per month. In the event of late payment, interest shall accrue on the unpaid amount at the rate of eighteen percent (18%) per annum. The agreement of lease contains customary events of default, including if Neese shall fail to pay rent within five (5) days after the due date, or if Neese shall fail to perform any other terms, covenants or conditions under the agreement of lease, and other customary representations, warranties and covenants. Under terms of the term loan agreement with Home State Bank (Note 11), the Company may not pay salary or rent to such officers of Neese in excess of $100,000 per year beginning on the date of the term loan agreement, June 13, 2018. The Company is accruing monthly rent, but because of the limitation in the term loan, $250,000 of accrued rent is classified as a long-term accrued liability.

The amount accrued for amounts included in the measurement of operating lease liabilities was $25,000 for the three months ended June 30, 2020.

Supplemental balance sheet information related to leases was as follows:

June 30, 2020
Operating lease right-of-use lease asset	$624,157
Accumulated amortization	90,164
Net balance	$533,993

Lease liability, current portion	65,451
Lease liability, long term	468,542
Total operating lease liabilities	$533,993

Weighted Average Remaining Lease Term - operating leases	80 months

Weighted Average Discount Rate - operating leases	6.85%

Maturities of the lease liability are as follows:

For the Years Ended
2020 (reminder of year)	$50,000
2021	100,000
2022	100,000
2023	100,000
2024	100,000
Thereafter	216,667
Total lease payments	666,667
Less imputed interest	(132,674)
Maturities of lease liabilities	$533,993

Neese leased a piece of equipment on an operating lease. The lease originated in May 2014 for a five-year term with annual payments of $11,830 with a final payment in July 2019.

On April 5, 2019, Goedeker entered into a lease agreement with S.H.J., L.L.C., a Missouri limited liability company and affiliate of Goedeker Television. The lease is for a term five (5) years and provides for a base rent of $45,000 per month. In addition, Goedeker is responsible for all taxes and insurance premiums during the lease term. In the event of late payment, interest shall accrue on the unpaid amount at the rate of eighteen percent (18%) per annum. The lease contains customary events of default, including if: (i) Goedeker shall fail to pay rent within five (5) days after the due date; (ii) any insurance required to be maintained by Goedeker pursuant to the lease shall be canceled, terminated, expire, reduced, or materially changed; (iii) Goedeker shall fail to comply with any term, provision, or covenant of the lease and shall not begin and pursue with reasonable diligence the cure of such failure within fifteen (15) days after written notice thereof to Goedeker; (iv) Goedeker shall become insolvent, make an assignment for the benefit of creditors, or file a petition under any section or chapter of the Bankruptcy Code, or under any similar law or statute of the United States of America or any State thereof; or (v) a receiver or trustee shall be appointed for the leased premises or for all or substantially all of the assets of Goedeker.

Supplemental balance sheet information related to leases was as follows:

June 30, 2020
Operating lease right-of-use lease asset	$2,300,000
Accumulated amortization	507,128
Net balance	$1,792,872

Lease liability, current portion	375,885
Lease liability, long term	1,416,987
Total operating lease liabilities	$1,792,872

Weighted Average Remaining Lease Term - operating leases	45 months

Weighted Average Discount Rate - operating leases	6.5%

Maturities of the lease liability are as follows:

For the Years Ended
2020 (remainder of year)	$270,000
2021	540,000
2022	540,000
2023	540,000
2024	135,000
Total lease payments	2,025,000
Less imputed interest	(232,128)
Maturities of lease liabilities	$1,792,872

Asien Office Lease

The company has an office and showroom space that has been leased on a month-by-month basis. The Company elected the following practical expedients: the Company has not reassessed whether any expired or existing contracts are or contain leases, the Company has not reassessed lease classification for any expired or existing leases; the Company has not reassessed initial direct costs for any existing leases; and the Company has not separated lease and non-lease components. The Company's adoption of this ASU resulted in no change to the Company's results of operations or balance sheet.

NOTE 15—OPERATING LEASE

On March 3, 2017, Neese entered into an agreement of lease with K&A Holdings, LLC, a limited liability company that is wholly-owned by officers of Neese. The agreement of lease is for a term of ten (10) years and provides for a base rent of $8,333 per month. In the event of late payment, interest shall accrue on the unpaid amount at the rate of eighteen percent (18%) per annum. The agreement of lease contains customary events of default, including if Neese shall fail to pay rent within five (5) days after the due date, or if Neese shall fail to perform any other terms, covenants or conditions under the agreement of lease, and other customary representations, warranties and covenants. Under terms of the term loan agreement with Home State Bank (Note 11), the Company may not pay salary or rent to such officers of Neese in excess of $100,000 per year beginning on the date of the term loan agreement, June 13, 2018. The Company is accruing monthly rent, but because of the limitation in the term loan, $200,000 of accrued rent is classified as a long-term accrued liability.

The amount accrued for amounts included in the measurement of operating lease liabilities was $100,000 for the year ended December 31, 2019.

Supplemental balance sheet information related to leases was as follows:

December 31, 2019
Operating lease right-of-use lease asset	$624,157
Accumulated amortization	(59,077)
Net balance	$565,080

Lease liability, current portion	63,253
Lease liability, long term	501,827
Total operating lease liabilities	$565,080

Weighted Average Remaining Lease Term - operating leases	86 months

Weighted Average Discount Rate - operating leases	6.85%

Maturities of the lease liability are as follows:

For the Years Ended
2020	$100,000
2021	100,000
2022	100,000
2023	100,000
2024	100,000
Thereafter	216,667
Total lease payments	716,667
Less imputed interest	151,587
Maturities of lease liabilities	$565,080

Neese leased a piece of equipment on an operating lease. The lease originated in May 2014 for a five-year term with annual payments of $11,830 with a final payment in July 2019.

On April 5, 2019, Goedeker entered into a lease agreement with S.H.J., L.L.C., a Missouri limited liability company and affiliate of Goedeker. The lease is for a term five (5) years and provides for a base rent of $45,000 per month. In addition, Goedeker is responsible for all taxes and insurance premiums during the lease term. In the event of late payment, interest shall accrue on the unpaid amount at the rate of eighteen percent (18%) per annum. The lease contains customary events of default, including if: (i) Goedeker shall fail to pay rent within five (5) days after the due date; (ii) any insurance required to be maintained by Goedeker pursuant to the lease shall be canceled, terminated, expire, reduced, or materially changed; (iii) Goedeker shall fail to comply with any term, provision, or covenant of the lease and shall not begin and pursue with reasonable diligence the cure of such failure within fifteen (15) days after written notice thereof to Goedeker; (iv) Goedeker shall become insolvent, make an assignment for the benefit of creditors, or file a petition under any section or chapter of the Bankruptcy Code, or under any similar law or statute of the United States of America or any State thereof; or (v) a receiver or trustee shall be appointed for the leased premises or for all or substantially all of the assets of Goedeker.

Supplemental balance sheet information related to leases was as follows:

December 31, 2019
Operating lease right-of-use lease asset	$2,300,000
Accumulated amortization	(299,335)
Net balance	$2,000,665

Lease liability, current portion	422,520
Lease liability, long term	1,578,235
Total operating lease liabilities	$2,000,755

Weighted Average Remaining Lease Term - operating leases	51 Months

Weighted Average Discount Rate - operating leases	6.5%

Maturities of the lease liability are as follows:

For the Years Ended
2020	$540,000
2021	540,000
2022	540,000
2023	540,000
2024	135,000
Total lease payments	2,295,000
Less imputed interest	(294,245)
Maturities of lease liabilities	$2,000,755